Share-based compensation - Narratives (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Share-based compensation expenses		$ 4,300,000	$ 600,000	$ 200,000
Bottom of range
Share-based compensation
Incremental discount rate		10.00%
Top of range
Share-based compensation
Option exercisable term (in years)	10 years
Incremental discount rate		25.00%
Vesting schemes two
Share-based compensation
Vesting period	48 months
Vesting schemes three
Share-based compensation
Vesting period	12 months
Director
Share-based compensation
Number of shares granted			1,801,088	1,801,088
Director | Vesting schemes one
Share-based compensation
Vesting period	36 months
Vesting percentage	25.00%
Vesting percentage of remaining awards	75.00%
Employee and Non-employee
Share-based compensation
Number of shares granted		1,463,462	1,463,462